Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net operating revenues	$ 53,090	$ 51,472
Costs and expenses:
Costs of operations	44,197	42,687
Depreciation and amortization expense	2,560	2,155
Selling, general and administrative expenses	7,635	8,026
Operating loss	(1,302)	(1,396)
Other income (expense):
Interest expense	$ (147)	(58)
Interest income		1
Other income, net	$ 286	268
Loss before income taxes	(1,163)	(1,185)
Provision for income taxes	59	73
Net loss	(1,222)	(1,258)
Less net loss attributable to non-controlling interest in subsidiary	(510)	(178)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (712)	$ (1,080)
Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share (in dollars per share)	$ (0.19)	$ (0.28)
Weighted average shares outstanding - basic (in shares)	3,803,331	3,803,331
Weighted average shares outstanding - diluted (in shares)	3,803,000	3,803,000